Cover	Jul. 29, 2024
Cover [Abstract]
DocumentType	8-K
Amendment Flag	false
DocumentPeriodEndDate	Jul. 29, 2024
file number	333-255392
RegistrantName	ANKAM, INC.
Entity Central Index Key	0001781629
TaxIdentificationNumber	61-1900749
IncorporationStateCountryCode	NV
AddressLine1	5348 Vegas Drive
AddressCity	Las Vegas
AddressState	NV
AddressPostalZipCode	89108
area code	995
phone number	599420389
WrittenCommunications	false
SolicitingMaterial	false
PreCommencementTenderOffer	false
PreCommencementIssuerTenderOffer	false
EmergingGrowthCompany	true
ExTransitionPeriod	false